ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 141.6%
STIT - Government & Agency Portfolio, Institutional Class, 5.26%(a)(b)
(Cost $38,145,528)	38,145,528	$38,145,528

Total Investments Before Securities Sold, Not Yet Purchased
(Cost $38,145,528)		38,145,528

Securities Sold, Not Yet Purchased – (97.8)%(c)

COMMON STOCKS – (97.8)%

Aerospace/Defense – (0.8)%
Spirit AeroSystems Holdings, Inc., Class A*	(13,500)	(217,890)

Airlines – (1.0)%
JetBlue Airways Corp.*	(57,600)	(264,960)

Apparel – (2.6)%
Hanesbrands, Inc.	(52,112)	(206,363)
Under Armour, Inc., Class A*	(39,060)	(267,561)
VF Corp.	(12,488)	(220,663)
Total Apparel		(694,587)

Banks – (8.3)%
Citizens Financial Group, Inc.	(10,400)	(278,720)
Comerica, Inc.	(7,205)	(299,368)
Fifth Third Bancorp	(11,500)	(291,295)
First Horizon Corp.	(24,116)	(265,758)
KeyCorp	(24,078)	(259,079)
Truist Financial Corp.	(8,416)	(240,782)
Western Alliance Bancorp	(6,898)	(317,101)
Zions Bancorp NA	(7,932)	(276,748)
Total Banks		(2,228,851)

Biotechnology – (4.0)%
Bio-Rad Laboratories, Inc., Class A*	(762)	(273,139)
Illumina, Inc.*	(1,609)	(220,884)
Incyte Corp.*	(4,874)	(281,571)
Sage Therapeutics, Inc.*	(14,530)	(299,027)
Total Biotechnology		(1,074,621)

Building Materials – (1.0)%
MDU Resources Group, Inc.	(14,400)	(281,952)

Chemicals – (5.2)%
Albemarle Corp.	(1,600)	(272,064)
Ashland, Inc.	(3,550)	(289,964)
FMC Corp.	(3,560)	(238,413)
International Flavors & Fragrances, Inc.	(4,799)	(327,148)
Mosaic Co. (The)	(7,482)	(266,359)
Total Chemicals		(1,393,948)

Commercial Services – (5.7)%
2U, Inc.*	(102,636)	(253,511)
Block, Inc.*	(6,132)	(271,402)
Healthcare Services Group, Inc.	(25,400)	(264,922)
MarketAxess Holdings, Inc.	(1,140)	(243,550)
PayPal Holdings, Inc.*	(4,371)	(255,529)
U-Haul Holding Co.*	(4,446)	(242,618)
Total Commercial Services		(1,531,532)

Computers – (2.2)%
EPAM Systems, Inc.*	(1,228)	(313,987)
Genpact Ltd.	(8,100)	(293,220)
Total Computers		(607,207)

Cosmetics/Personal Care – (0.8)%
Estee Lauder Cos., Inc. (The), Class A	(1,477)	(213,500)

Diversified Financial Services – (0.8)%
LendingTree, Inc.*	(14,871)	(230,500)

Electric – (2.8)%
AES Corp. (The)	(15,100)	(229,520)
Dominion Energy, Inc.	(5,383)	(240,459)
Eversource Energy	(4,720)	(274,468)
Total Electric		(744,447)

Electronics – (1.0)%
Mettler-Toledo International, Inc.*	(241)	(267,045)

Entertainment – (1.0)%
Marriott Vacations Worldwide Corp.	(2,600)	(261,638)

Food – (3.9)%
Campbell Soup Co.	(7,000)	(287,560)
Conagra Brands, Inc.	(10,150)	(278,313)
Hain Celestial Group, Inc. (The)*	(22,227)	(230,494)
Tyson Foods, Inc., Class A	(5,324)	(268,809)
Total Food		(1,065,176)

Gas – (1.1)%
UGI Corp.	(12,983)	(298,609)

Healthcare - Products – (7.7)%
Baxter International, Inc.	(6,447)	(243,310)
Bio-Techne Corp.	(3,584)	(243,963)
Insulet Corp.*	(1,590)	(253,589)
Integra LifeSciences Holdings Corp.*	(7,071)	(270,041)
Masimo Corp.*	(2,500)	(219,200)
ResMed, Inc.	(1,800)	(266,166)
Revvity, Inc.	(2,570)	(284,499)
Waters Corp.*	(1,077)	(295,324)
Total Healthcare - Products		(2,076,092)

Healthcare - Services – (2.9)%
Catalent, Inc.*	(5,987)	(272,588)
Centene Corp.*	(4,213)	(290,191)
Pediatrix Medical Group, Inc.*	(17,150)	(217,977)
Total Healthcare - Services		(780,756)

Home Furnishings – (1.0)%
Leggett & Platt, Inc.	(10,200)	(259,182)

Housewares – (1.9)%
Newell Brands, Inc.	(31,643)	(285,736)
Scotts Miracle-Gro Co. (The)	(4,665)	(241,087)
Total Housewares		(526,823)

Insurance – (2.0)%
Hanover Insurance Group, Inc. (The)	(2,720)	(301,866)
Lincoln National Corp.	(9,445)	(233,197)
Total Insurance		(535,063)

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Internet – (3.1)%
Snap, Inc., Class A*	(28,874)	$(257,268)
TripAdvisor, Inc.*	(18,966)	(314,456)
Ziff Davis, Inc.*	(4,226)	(269,154)
Total Internet		(840,878)

Leisure Time – (1.0)%
Harley-Davidson, Inc.	(7,920)	(261,835)

Media – (5.7)%
Altice USA, Inc., Class A*	(97,462)	(318,701)
Cable One, Inc.	(421)	(259,184)
DISH Network Corp., Class A*	(44,765)	(262,323)
Paramount Global, Class B	(17,385)	(224,267)
Walt Disney Co. (The)*	(2,883)	(233,667)
Warner Bros Discovery, Inc.*	(21,997)	(238,887)
Total Media		(1,537,029)

Mining – (2.1)%
Alcoa Corp.	(9,539)	(277,203)
Newmont Corp.	(7,750)	(286,363)
Total Mining		(563,566)

Miscellaneous Manufacturing – (1.0)%
3M Co.	(2,756)	(258,017)

Packaging & Containers – (0.8)%
Sealed Air Corp.	(6,977)	(229,264)

Pharmaceuticals – (3.1)%
CVS Health Corp.	(3,534)	(246,744)
Herbalife Ltd.*	(22,897)	(320,329)
Pfizer, Inc.	(7,937)	(263,270)
Total Pharmaceuticals		(830,343)

REITS – (8.8)%
Alexandria Real Estate Equities, Inc.	(2,480)	(248,248)
Crown Castle, Inc.	(2,457)	(226,118)
Douglas Emmett, Inc.	(18,120)	(231,211)
Highwoods Properties, Inc.	(11,649)	(240,086)
Hudson Pacific Properties, Inc.	(63,539)	(422,534)
JBG SMITH Properties	(16,119)	(233,081)
Medical Properties Trust, Inc.	(48,295)	(263,208)
SBA Communications Corp.	(1,233)	(246,809)
WP Carey, Inc.	(4,700)	(254,176)
Total REITS		(2,365,471)

Retail – (8.1)%
Advance Auto Parts, Inc.	(4,357)	(243,687)
Burlington Stores, Inc.*	(1,800)	(243,540)
Cracker Barrel Old Country Store, Inc.	(3,340)	(224,448)
Dollar General Corp.	(1,900)	(201,020)
Foot Locker, Inc.	(12,030)	(208,721)
Macy’s, Inc.	(23,985)	(278,466)
Nu Skin Enterprises, Inc., Class A	(10,300)	(218,463)
Target Corp.	(2,370)	(262,051)
Walgreens Boots Alliance, Inc.	(13,241)	(294,479)
Total Retail		(2,174,875)

Software – (1.1)%
Fidelity National Information Services, Inc.	(5,284)	(292,047)

Telecommunications – (4.3)%
AT&T, Inc.	(21,700)	(325,934)
CommScope Holding Co., Inc.*	(88,912)	(298,745)
Verizon Communications, Inc.	(9,430)	(305,626)
Viasat, Inc.*	(12,800)	(236,288)
Total Telecommunications		(1,166,593)

Water – (1.0)%
Essential Utilities, Inc.	(7,700)	(264,341)

Total Securities Sold, Not Yet Purchased
[Proceeds Received $(33,613,471)]		$(26,338,638)

Total Investments – 43.8%
(Cost $4,532,057)		11,806,890
Other Assets in Excess of Liabilities – 56.2%		15,124,639
Net Assets – 100.0%		$26,931,529

REITS - Real Estate Investment Trusts

*	Non-income producing security.

(a)	Rate shown reflects the 7-day yield as of September 30, 2023.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of September 30, 2023 cash in the amount of $12,667,747 has been segregated as collateral from the broker for securities sold short.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$38,145,528	$-	$-	$38,145,528

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(26,338,638)	$-	$-	$(26,338,638)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	(0.8)%
Airlines	(1.0)
Apparel	(2.6)
Banks	(8.3)
Biotechnology	(4.0)
Building Materials	(1.0)
Chemicals	(5.2)
Commercial Services	(5.7)
Computers	(2.2)
Cosmetics/Personal Care	(0.8)
Diversified Financial Services	(0.8)
Electric	(2.8)
Electronics	(1.0)
Entertainment	(1.0)
Food	(3.9)
Gas	(1.1)
Healthcare - Products	(7.7)
Healthcare - Services	(2.9)
Home Furnishings	(1.0)
Housewares	(1.9)
Insurance	(2.0)
Internet	(3.1)
Leisure Time	(1.0)
Media	(5.7)
Mining	(2.1)
Miscellaneous Manufacturing	(1.0)
Packaging & Containers	(0.8)
Pharmaceuticals	(3.1)
REITS	(8.8)
Retail	(8.1)
Software	(1.1)
Telecommunications	(4.3)
Water	(1.0)
Money Market Fund	141.6
Total Investments	43.8
Other Assets in Excess of Liabilities	56.2
Net Assets	100.0%